Offerings	Feb. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1) There is being registered hereunder such indeterminate amount of senior debt securities and common stock of HF Sinclair Corporation as may from time to time be issued at indeterminate prices.
(2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount of Registration Fee	$ 0
Offering Note
(1) There is being registered hereunder such indeterminate amount of senior debt securities and common stock of HF Sinclair Corporation as may from time to time be issued at indeterminate prices.
(2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.